Borrowings - Schedule of Repayments of Debt by Year (Detail) - Senior Secured Debt - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Loan issuance costs	$ 3,929	$ 1,691	$ 2,284
Original issue discount	30,023	33,187	$ 45,384
RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1
Debt Instrument [Line Items]
Remainder of 2020	80,000
Year one	160,000	160,000
Year two	160,000	160,000
Year three	160,000	160,000
Year four	160,000	160,000
Thereafter (after 2024)	2,400,000
Year five		160,000
Thereafter (after 2025)		2,400,000
Long-term debt, gross	3,120,000	3,200,000
RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1
Debt Instrument [Line Items]
Remainder of 2020	14,200
Year one	28,400	28,400
Year two	28,400	28,400
Year three	28,400	28,400
Year four	28,400	28,400
Thereafter (after 2024)	2,698,000
Year five		28,400
Thereafter (after 2025)		2,698,000
Long-term debt, gross	2,825,800	2,840,000
RPI Intermediate FT Senior Secured Credit Facilities
Debt Instrument [Line Items]
Remainder of 2020	94,200
Year one	188,400	188,400
Year two	188,400	188,400
Year three	188,400	188,400
Year four	188,400	188,400
Thereafter (after 2024)	5,098,000
Year five		188,400
Thereafter (after 2025)		5,098,000
Long-term debt, gross	5,945,800	6,040,000
Loan issuance costs	3,900	4,100
Original issue discount	$ 30,000	$ 32,600